Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (5,853)	$ (10,125)	$ (2,291)	$ (19,839)	$ (15,978)	$ (22,130)	$ (46,131)	$ (20,034)
Weighted-average shares outstanding	9,838,724		4,023,381		8,058,263	3,932,012	4,546,509	2,841,958
Basic net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.28)
Number of shares used in per share computation	9,838,724		4,023,381		8,058,263	3,932,012	4,546,509	2,948,302
Diluted net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.53)
Deemed dividend from warrant price adjustment								$ (661)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (5,734)		$ (2,177)		$ (15,580)	$ (20,974)	$ (44,072)	$ (18,452)
Weighted-average shares outstanding	9,638,233		3,822,890		7,857,772	3,726,645	4,343,588	2,617,527
Basic net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.28)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	$ (119)		$ (114)		$ (398)	$ (1,156)
Allocation of net loss	$ (5,853)		$ (2,291)		$ (15,978)	$ (22,130)	$ (46,131)	$ (22,213)
Number of shares used in basic earnings per share calculation	9,638,233		3,822,890		7,857,772	3,726,645	4,343,588	2,617,527
Conversion of Class B to Class A Common Stock	200,491		200,491		200,491	205,367	202,921	224,431
Number of shares used in per share computation	9,838,724		4,023,381		8,058,263	3,932,012	4,546,509	2,948,302
Diluted net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.53)
Deemed dividend from warrant price adjustment								$ (609)
Net loss available to common stockholders							(44,072)	(19,061)
Net loss available to common stockholders							(44,072)	(19,061)
Change in fair value of PIPE make-whole liability								(764)
Change in fair value of liability-classified warrants								(634)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock							$ (2,059)	$ (1,754)
Shares issuable in satisfaction of PIPE make-whole liability								72,722
Shares issuable under liability-classified warrants								33,620
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (119)		$ (114)		$ (398)	$ (1,156)	$ (2,059)	$ (1,582)
Weighted-average shares outstanding	200,491		200,491		200,491	205,367	202,921	224,431
Basic net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.28)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock								$ 63
Allocation of net loss	$ (119)		$ (114)		$ (398)	$ (1,156)	$ (2,059)	$ (1,691)
Number of shares used in basic earnings per share calculation	200,491		200,491		200,491	205,367	202,921	224,431
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation	200,491		200,491		200,491	205,367	202,921	224,431
Diluted net loss per share	$ (0.59)		$ (0.57)		$ (1.98)	$ (5.63)	$ (10.15)	$ (7.53)
Deemed dividend from warrant price adjustment								$ (52)
Net loss available to common stockholders							(2,059)	(1,634)
Net loss available to common stockholders							(2,059)	(1,634)
Change in fair value of PIPE make-whole liability								(66)
Change in fair value of liability-classified warrants								(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants